Shareholder Report, Line Graph (Details) - USD ($)			2 Months Ended	12 Months Ended		14 Months Ended	24 Months Ended	26 Months Ended	36 Months Ended	38 Months Ended	48 Months Ended	50 Months Ended	60 Months Ended	62 Months Ended	72 Months Ended	74 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 25, 2019	Dec. 31, 2015	Dec. 31, 2019	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2020	Dec. 31, 2017	Dec. 31, 2021	Dec. 31, 2018	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2024	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
Empower Large Cap Growth Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name				Empower Large Cap Growth Fund (Institutional Class/MXGSX)
Accumulated Value		$ 10,000			$ 10,135.00		$ 13,231.24		$ 13,273.58		$ 18,155.61		$ 25,779.15		$ 31,244.32		$ 24,073.33	$ 32,264.67	$ 40,630.23	$ 46,498.68
Empower Large Cap Growth Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name				Empower Large Cap Growth Fund (Investor Class/MXLGX)
Accumulated Value		10,000			10,101.00		13,136.35		13,142.92		17,901.97		25,322.34		30,599.51		23,513.93	31,408.39	39,399.90	44,907.86
Empower Large Cap Value Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name				Empower Large Cap Value Fund (Institutional Class/MXVHX)
Accumulated Value		10,000			11,916.00		13,889.29		12,618.42		16,015.30		16,663.92		21,074.86		20,396.11	22,984.48	26,629.20	31,245.13
Empower Large Cap Value Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name				Empower Large Cap Value Fund (Investor Class/MXEQX)
Accumulated Value		10,000			11,875.00		13,801.13		12,487.26		15,800.13		16,386.31		20,643.48		19,913.58	22,358.53	25,796.85	30,163.61
Empower Large Cap Value Fund - Investor II
Account Value [Line Items]
Line Graph and Table Measure Name				Empower Large Cap Value Fund (Investor II Class/MXHAX)
Accumulated Value	$ 10,000		$ 10,642.00			$ 11,055.97		$ 13,947.11		$ 13,471.15		$ 15,156.47		$ 17,506.76		$ 20,503.53
Empower S&P 500® Index Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name				Empower S&P 500® Index Fund (Institutional Class/MXKWX)
Accumulated Value		10,000			11,166.00		13,578.97		12,967.92		17,011.32		20,119.28		25,885.47		21,160.87	26,663.40	33,292.09	39,164.56
Empower S&P 500® Index Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name				Empower S&P 500® Index Fund (Investor Class/MXVIX)
Accumulated Value		10,000			11,127.00		13,483.70		12,824.35		16,779.37		19,761.07		25,333.69		20,634.48	25,919.15	32,224.76	37,799.78
Russell 1000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Index
Accumulated Value	10,000	10,000	10,774.76		11,205.38	13,033.51	13,635.51	16,481.52	12,983.17	13,329.11	17,063.28	16,865.23	20,640.30	20,999.07	26,100.69	24,645.73	21,108.43	26,708.34	33,254.83	39,029.80
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
Accumulated Value		10,000			11,195.99		13,640.25		13,042.22		17,148.74		20,303.90		26,132.22		21,399.45	27,024.86	33,786.40	39,827.41
Russell 1000® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Growth Index
Accumulated Value		10,000			10,707.65		13,942.70		13,731.64		18,728.54		25,937.72		33,095.63		23,452.60	33,461.73	44,623.30	52,905.55
Russell 1000® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Value Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,655.05		$ 11,734.05	$ 10,952.93	$ 13,337.45	$ 13,708.73	$ 12,234.80	$ 12,675.39	$ 15,482.08	$ 14,128.33	$ 15,914.90	$ 16,158.33	$ 19,919.16	$ 18,728.53	$ 18,417.68	$ 20,528.84	$ 23,478.49	$ 27,213.05